Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Calculation Of Income Tax And Social Contribution Charges [Abstract]
Income before income tax and social contribution		R$ 13,381,078	R$ 19,442,015	R$ 23,743,559
Total income tax and social contribution at the current rates (Note 2t)		(5,352,431)	(8,748,907)	(10,684,602)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures		480,433	756,169	773,285
Interest on equity		2,949,143	3,284,368	3,241,955
Other amounts	[1]	9,714,984	2,014,794	240,406
Income tax and social contribution for the period		R$ 7,792,129	R$ (2,693,576)	R$ (6,428,956)
Effective rate		58.20%	13.90%	27.10%

[1]	Primarily, includes: (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November 2019; (iii) incentive deductions; and (iv) equalization of the effective rate of non-financial companies in relation to that shown.